RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 11:	RELATED PARTY TRANSACTIONS

a.
On July 25, 2010, the board of directors of the Company elected Mrs. Tsviya Trabelsi to serve as Chairman. Mrs. Trabelsi is an officer at Sigma Wave Ltd., which is the controlling shareholder of the Company and is also the wife of the Company’s chief executive officer. On May 12, 2011, the special general meeting approved a service agreement with Mrs. Trabelsi whereby she will receive a monthly fee equal to 60% of the Company’s chief executive officer’s monthly cost. In addition to the above consideration, the Company will bear all reasonable costs and expenses incurred by the Chairman in connection with her services and provide her with an automobile. On December 12, 2011, Mrs. Tsviya Trabelsi resigned effective immediately and the board of directors of the Company approved the appointment of Mr. Arie Trabelsi as its new Chairman, effective December 12, 2011. On December 27, 2012, the company’s shareholders at a general meeting of shareholders approved the reappointment of Mrs. Trabelsi as Chairman. On May 9, 2013, the general meeting of shareholders of the Company approved the same management services compensation for Mrs. Trabelsi as those approved in May 2011.

b.
Mr. Trabelsi has served as the chief executive officer of the Company since June 1, 2012 until February 21, 2021. Mr. Trabelsi is the sole director of Sigma Wave, which is the controlling shareholder of the Company. On May 9, 2013, the general meeting of shareholders of the Company approved the payment of management fees to Mr. Trabelsi of $10.6 per month plus social benefits and an annual bonus of the greater of 2% of the Company’s annual net profit or 0.5% of annual revenues, but in no event greater than Mr. Trabelsi’s annual salary.

c.	As of December 31, 2021 and 2020, the Company accrued $103 and $391, respectively as expenses arising from related party management services.

d.
On April 29, 2012, the board of directors approved the recording of a floating charge on all of the Company’s assets in favor of the Mr. and Mrs. Trabelsi, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company to a bank and in order to secure loans that are given by them from time to time to the Company. As of December 31,2021, total loans were $172. These loans bear no interest and are not attached to any price index.